Earnings (Loss) Per Share - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 shares	Jun. 30, 2020 segments trading_day $ / shares shares	Jun. 30, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of stock awards and warrants	2,724,375	0	0	0
Antidilutive securities excluded from computation of earnings per share (in shares)	5,400,000
Share-based Payment Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			6,800,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			33,500,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price (usd per share) | $ / shares	$ 11.50		$ 11.50
Warrant vesting period			30 days
Warrant, expiration period			5 years
Warrant, redemption price per share (USD per share) | $ / shares	0.01		$ 0.01
Stock price threshold for redemption price (USD per share) | $ / shares	$ 18.00		$ 18.00
Debt instrument, convertible, threshold trading days | trading_day			20
Debt instrument, convertible, threshold trading days time frame | segments			30